Condensed Unconsolidated Financial Information - Summary of Maturity Analysis for Non derivative Financial Liabilities (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 5,151,787,780	$ 4,829,079,147
Non-derivative financial liabilities	$ 5,151,787,780	$ 4,829,079,147
Weighted average [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest ratE	23.30%	21.70%
Not later than 1 month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 381,820,796	$ 264,378,805
Non-derivative financial liabilities	381,820,796	264,378,805
1-3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	266,196,448	423,283,132
Non-derivative financial liabilities	266,196,448	423,283,132
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,367,997,486	1,678,381,825
Non-derivative financial liabilities	1,367,997,486	1,678,381,825
1 to 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,225,112,937	2,332,273,362
Non-derivative financial liabilities	2,225,112,937	2,332,273,362
Loma Negra C.I.A.S.A. [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,560,753,144	2,832,443,113
Non-derivative financial liabilities	$ 2,560,753,144	$ 2,832,443,113
Loma Negra C.I.A.S.A. [member] | Weighted average [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest ratE	23.80%	21.70%
Loma Negra C.I.A.S.A. [member] | Not later than 1 month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 89,813,137	$ 111,702,060
Non-derivative financial liabilities	89,813,137	111,702,060
Loma Negra C.I.A.S.A. [member] | 1-3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	145,807,915	38,711,312
Non-derivative financial liabilities	145,807,915	38,711,312
Loma Negra C.I.A.S.A. [member] | 3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,127,382,816	1,441,791,071
Non-derivative financial liabilities	1,127,382,816	1,441,791,071
Loma Negra C.I.A.S.A. [member] | 1 to 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,197,749,276	1,240,238,670
Non-derivative financial liabilities	$ 1,197,749,276	$ 1,240,238,670